Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings/ (Loss) per Common Share [Abstract]
Schedule of Earnings per Common Share

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Numerator:
Net (loss)/ income	$(78,899)	$62,878	$89,737
Less:
Dividend declared on preferred shares Series B	—	—	(78)
Dividend declared on preferred shares Series D	—	—	(281)
Dividend declared on restricted shares	(89)	(105)	(245)
Undistributed loss/ (income) attributable to Series C participating preferred shares	3,835	(3,058)	(4,337)
Net (loss)/ income attributable to common stockholders, basic	$(75,153)	$59,715	$84,796
Plus:
Dividend declared on preferred shares Series B	—	—	78
Dividend declared on preferred shares Series D	—	—	281
Dividend declared on restricted shares	—	105	245
Net (loss)/ income attributable to common stockholders, diluted	$(75,153)	$59,820	$85,400
Denominator:
Denominator for basic net (loss)/ income per share — weighted average shares	150,412,031	149,932,713	150,025,086
Series A preferred stock	—	232,787	1,200,000
Series B preferred stock	—	—	156,893
Series D preferred stock	—	—	647,758
Restricted shares	—	570,656	1,270,658
Denominator for diluted net (loss)/ income per share — adjusted weighted average shares	150,412,031	150,736,156	153,300,395
Net (loss)/ income per share, basic	$(0.50)	$0.40	$0.57
Net (loss)/ income per share, diluted	$(0.50)	$0.40	$0.56